Revenue and deferred revenue - Schedule of disaggregation revenue by geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 63,216	$ 45,217
Canada [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	295	530
United States [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 62,921	$ 44,687